Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information: condensed financial statements of the Company
Net cash (used in)/generated from operating activities	¥ 51,091	¥ (843)	¥ 86,761
Net cash used in investing activities	(11,525)	(127,368)	(114,172)
Net cash generated from financing activities	(45,235)	17,697	79,561
Net increase/ (decrease) in cash and cash equivalents	(5,669)	(110,514)	52,150
Cash and cash equivalents at beginning of the year - Balance sheet	44,384	154,490
Cash and cash equivalents at end of the year - Balance sheet	39,289	44,384	154,490
Parent company
Additional information: condensed financial statements of the Company
Net cash (used in)/generated from operating activities	(6,250)	(76,639)	(55,411)
Net cash used in investing activities		(8,372)	(7,940)
Net cash generated from financing activities		30,953	101,977
Net increase/ (decrease) in cash and cash equivalents	(6,250)	(54,058)	38,626
Cash and cash equivalents at beginning of the year - Balance sheet	11,500	65,558	26,932
Cash and cash equivalents at end of the year - Balance sheet	¥ 5,250	¥ 11,500	¥ 65,558